PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 30, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The cost of property, plant and equipment less its residual value, if any, is depreciated on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Buildings and improvements	5 to 40 years
Manufacturing equipment	2 to 10 years
Other equipment	3 to 10 years
ROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2018

Cost
Balance, December 31, 2017	$70,003	$512,398	$1,039,974	$175,640	$77,389	$1,875,404
Additions	1,051	9,650	49,560	3,065	47,406	110,732
Transfers	—	33,932	31,735	1,498	(67,165)	—
Disposals	(97)	(5,095)	(35,924)	(21,002)	—	(62,118)
Balance, December 30, 2018	$70,957	$550,885	$1,085,345	$159,201	$57,630	$1,924,018

Accumulated depreciation
Balance, December 31, 2017	$—	$157,040	$571,847	$110,699	$—	$839,586
Depreciation	—	24,781	91,081	9,935	—	125,797
Disposals	—	—	(22,510)	(9,330)	—	(31,840)
Balance, December 30, 2018	$—	$181,821	$640,418	$111,304	$—	$933,543
Carrying amount, December 30, 2018	$70,957	$369,064	$444,927	$47,897	$57,630	$990,475

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2017

Cost
Balance, January 1, 2017	$69,373	$504,186	$997,993	$167,651	$50,607	$1,789,810
Additions	630	7,515	17,565	10,852	55,640	92,202
Additions through business acquisitions	—	29	4,153	356	—	4,538
Transfers	—	2,601	25,062	1,195	(28,858)	—
Disposals	—	(1,933)	(4,799)	(4,414)	—	(11,146)
Balance, December 31, 2017	$70,003	$512,398	$1,039,974	$175,640	$77,389	$1,875,404

Accumulated depreciation
Balance, January 1, 2017	$—	$132,976	$483,742	$96,209	$—	$712,927
Depreciation	—	24,719	92,904	18,610	—	136,233
Disposals	—	(655)	(4,799)	(4,120)	—	(9,574)
Balance, December 31, 2017	$—	$157,040	$571,847	$110,699	$—	$839,586
Carrying amount, December 31, 2017	$70,003	$355,358	$468,127	$64,941	$77,389	$1,035,818

DEPRECIATION AND AMORTIZATION:

	2018	2017

Depreciation of property, plant and equipment (note 9)	$125,797	$136,233
Adjustment for the variation of depreciation of property, plant and equipment included in inventories at the beginning and end of the year	4,940	323
Depreciation of property, plant and equipment included in net earnings	130,737	136,556
Amortization of intangible assets, excluding software (note 10)	22,864	20,786
Amortization of software (note 10)	4,475	4,808
Depreciation and amortization included in net earnings	$158,076	$162,150